RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.                     RELATED PARTY TRANSACTIONS

The principal related parties with which the Group had transactions during the years are as follows:

Name of related parties	Relationship with the Group

Mr. Guo	The ultimate controlling shareholder of the Company
Lentuo Electromechanical	A company controlled by Mr. Guo
Lentuo Second-hand Motor Vehicle Co., Ltd.	A company controlled by Mr. Guo
Jiahe Tongda Advertising Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Cultural Development Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Ruitong Investment Co., Ltd.	A company controlled by Mr. Guo
Tonghe Advertising Co., Ltd.	A company controlled by Mr. Guo
Beijing Weitzman Vehicle Co., Ltd.	A company significantly influenced by Mr. Guo
Chuanxin Sun	A shareholder of the Company
Mr. Yingjie Wang	Non-controlling shareholder of Yuchen
Mr. Fuli Guo	Non-controlling shareholder of Yuchen
Haowu	The holding company of non-controlling shareholder of Ruitai

The Group had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Short-term loans to related parties:
Mr. Guo	116,866	250,669	—	—
Chuanxin Sun	150	251	—	—
Beijing Lentuo Ruitong Investment Co., Ltd.	2,350	50,488	—	—
	119,366	301,408	—	—

Repayments of short-term loans to related parties:
Mr. Guo	—	528,774	—	—
Chuanxin Sun	—	442	—	—
Beijing Lentuo Ruitong Investment Co., Ltd.	—	74,262	—	—
	—	603,478	—	—

Temporary funding to related parties:
Lentuo Electromechanical	—	—	186,805	29,680
Mr. Fuli Guo	—	—	720	114
Haowu	—	—	35,437	5,631
Beijing Lentuo Cultural Development Co., Ltd.	1,000	18,731	—	—
Beijing Weitzman Vehicle Co., Ltd.	1,000	—	—	—
Beijing Lentuo Tongda Co., Ltd.	—	25,136	—	—
Tonghe Advertising Co., Ltd.	—	62,496	—	—
Lentuo Second-hand Motor Vehicle Co., Ltd.	—	4,171	—	—
	2,000	110,534	222,962	35,4245

Repayments of temporary funding to related parties:
Lentuo Electromechanical	—	—	186,805	29,680
Beijing Lentuo Cultural Development Co., Ltd.	—	20,716	—	—
Beijing Weitzman Vehicle Co., Ltd.	—	4,030	—	—
Beijing Lentuo Tongda Co., Ltd.	—	25,136	—	—
Tonghe Advertising Co., Ltd.	—	62,496	—	—
Lentuo Second-hand Motor Vehicle Co., Ltd.	—	4,171	—	—
	—	116,549	186,805	29,680

Temporary funding from related parties:
Mr. Guo	—	13,553	—	—
Lentuo Electromechanical			129,935	20,644
Beijing Lentuo Ruitong Investment Co., Ltd.	—	433	—	—

	—	13,986	129,935	20,644

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Repayments of temporary funding from related parties:
Mr. Guo	—	—	13,553	2,153
Lentuo Electromechanical	—	—	119,935	19,056
Beijing Lentuo Tongda Co., Ltd.	—	1,038	—	—
Beijing Lentuo Ruitong Investment Co., Ltd.	—	433	—	—
Lentuo Second-hand Motor Vehicle Co., Ltd.	—	191	—	—

	—	1,662	133,488	21,209

Distribution of assets to shareholders:
Mr. Guo	—	123,078	—	—

On November 6, 2009, Tonghe Advertising, one of the Automobile Operating Entities, was sold to Mr. Guo in return for cash consideration amounting to RMB4,293, which equaled the carrying value of its net assets.

The Group had the following related party balances as of December 31, 2010 and 2011:

	December 31,
	2010	2011
	RMB	RMB	US$

Amounts due from related parties:
Mr. Yingjie Wang		2,000	318
Mr. Fuli Guo	—	37,787	6,004
Haowu	—	35,070	5,572

	—	74,857	11,894

Amounts due to related parties:
Lentuo Electromechanical		10,000	1,589
Mr. Guo	13,553	—	—

	13,553	10,000	1,589

Amounts due to Mr. Guo as of December 31, 2010 represented unsecured interest-free loans granted by Mr. Guo to the Group, which were fully repaid in 2011. Amounts due from non-controlling shareholders of Yuchen and Haowu as of December 31, 2011 represented unsecured interest-free loans granted by the Group directly or indirectly to its non-controlling shareholder.

The average balance due from related parties for the years ended December 31, 2009, 2010 and 2011 was RMB247,467, RMB154,043 and RMB 37,429 (US$5,947), respectively and the average balance due to related parties for the years ended December 31, 2009, 2010 and 2011 was RMB1,156, RMB7,391 and RMB11,777 (US$ 1,871 ), respectively.

As of December 31, 2011, certain short-term loans of the Group were guaranteed by or secured by the related parties as described in Note 18.

As of December 31, 2011, the short-term loan of Lentuo Electromechanical amounted to RMB209,350 (US$33,262) was guaranteed by the Group.